Investment Portfolioas of June 30, 2024 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 99.6%
Communication Services 13.6%
Interactive Media & Services 9.2%
Alphabet, Inc. "A"	189,715	34,556,587
Meta Platforms, Inc. "A"	54,747	27,604,532
		62,161,119
Media 4.4%
Fox Corp. "A"	809,717	27,829,973
Interpublic Group of Companies, Inc.	68,526	1,993,422
		29,823,395
Consumer Discretionary 10.0%
Hotels, Restaurants & Leisure 3.0%
Boyd Gaming Corp.	328,180	18,082,718
Expedia Group, Inc.*	16,149	2,034,613
		20,117,331
Household Durables 3.7%
D.R. Horton, Inc.	179,071	25,236,476
Specialty Retail 2.5%
AutoNation, Inc.*	48,424	7,717,817
Lowe's Companies, Inc.	18,042	3,977,539
Signet Jewelers Ltd.	17,141	1,535,491
Ulta Beauty, Inc.*	8,523	3,288,770
		16,519,617
Textiles, Apparel & Luxury Goods 0.8%
Tapestry, Inc.	121,880	5,215,245
Consumer Staples 3.5%
Beverages 0.9%
Molson Coors Beverage Co. "B"	114,362	5,813,021
Consumer Staples Distribution & Retail 0.4%
Target Corp.	20,280	3,002,251
Food Products 0.9%
Conagra Brands, Inc.	57,564	1,635,969
Kraft Heinz Co.	131,901	4,249,850
		5,885,819
Tobacco 1.3%
Altria Group, Inc.	156,101	7,110,400
Philip Morris International, Inc.	18,311	1,855,454
		8,965,854
Energy 4.5%
Oil, Gas & Consumable Fuels 4.5%
Devon Energy Corp.	156,234	7,405,492

Marathon Petroleum Corp.	55,598	9,645,141
Phillips 66	27,699	3,910,268
Valero Energy Corp.	57,840	9,066,998
		30,027,899
Financials 11.5%
Banks 6.3%
Bank of America Corp.	224,308	8,920,729
JPMorgan Chase & Co.	113,932	23,043,886
PNC Financial Services Group, Inc.	22,583	3,511,205
Regions Financial Corp.	131,545	2,636,162
Wells Fargo & Co.	70,745	4,201,545
		42,313,527
Capital Markets 1.1%
State Street Corp.	96,931	7,172,894
Consumer Finance 3.9%
Discover Financial Services	66,027	8,636,992
Synchrony Financial	372,970	17,600,454
		26,237,446
Financial Services 0.2%
Global Payments, Inc.	16,311	1,577,274
Health Care 22.2%
Biotechnology 8.8%
AbbVie, Inc.	23,827	4,086,807
Amgen, Inc.	6,489	2,027,488
Gilead Sciences, Inc.	381,336	26,163,463
Regeneron Pharmaceuticals, Inc.*	19,308	20,293,287
Vertex Pharmaceuticals, Inc.*	14,594	6,840,500
		59,411,545
Health Care Equipment & Supplies 3.1%
Edwards Lifesciences Corp.*	31,001	2,863,562
Hologic, Inc.*	90,949	6,752,963
Medtronic PLC	108,909	8,572,228
Teleflex, Inc.	12,925	2,718,515
		20,907,268
Health Care Providers & Services 0.3%
Tenet Healthcare Corp.*	13,131	1,746,817
Pharmaceuticals 10.0%
Johnson & Johnson	171,552	25,074,041
Merck & Co., Inc.	254,799	31,544,116
Viatris, Inc.	1,050,051	11,162,042
		67,780,199
Industrials 6.6%
Machinery 5.6%
Caterpillar, Inc.	17,932	5,973,149
Cummins, Inc.	6,166	1,707,550
PACCAR, Inc.	291,408	29,997,540
		37,678,239

Professional Services 1.0%
ManpowerGroup, Inc.	39,135	2,731,623
SS&C Technologies Holdings, Inc.	70,324	4,407,205
		7,138,828
Information Technology 25.0%
Communications Equipment 1.8%
Cisco Systems, Inc.	259,656	12,336,256
Electronic Equipment, Instruments & Components 0.5%
Flex Ltd.*	56,417	1,663,737
Jabil, Inc.	13,910	1,513,269
		3,177,006
IT Services 5.5%
Accenture PLC "A"	8,446	2,562,601
Amdocs Ltd.	94,776	7,479,722
Cognizant Technology Solutions Corp. "A"	399,522	27,167,496
		37,209,819
Semiconductors & Semiconductor Equipment 10.1%
Applied Materials, Inc.	79,846	18,842,858
Broadcom, Inc.	1,641	2,634,675
KLA Corp.	4,049	3,338,441
Microchip Technology, Inc.	117,007	10,706,140
NXP Semiconductors NV	49,281	13,261,024
QUALCOMM, Inc.	65,571	13,060,432
Skyworks Solutions, Inc.	58,291	6,212,655
		68,056,225
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	107,296	22,598,683
Dell Technologies, Inc. "C"	12,372	1,706,223
Hewlett Packard Enterprise Co.	1,099,804	23,282,851
		47,587,757
Materials 2.7%
Construction Materials 1.0%
CRH PLC	87,315	6,546,879
Metals & Mining 1.7%
Nucor Corp.	75,404	11,919,864
Total Common Stocks (Cost $553,902,553)		671,565,870

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 5.36% (a) (Cost $2,400,254)	2,400,254	2,400,254

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $556,302,807)	100.0	673,966,124
Other Assets and Liabilities, Net	0.0	36,902
Net Assets	100.0	674,003,026
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (a) (b)
—	0 (c)	—	—	—	49,421	—	—	—
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 5.36% (a)
2,152,662	42,028,223	41,780,631	—	—	130,602	—	2,400,254	2,400,254
2,152,662	42,028,223	41,780,631	—	—	180,023	—	2,400,254	2,400,254

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$671,565,870	$—	$—	$671,565,870
Short-Term Investments	2,400,254	—	—	2,400,254
Total	$673,966,124	$—	$—	$673,966,124

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCUS-PH3
R-080548-2 (1/25)